Loans (Details)												1 Months Ended	12 Months Ended
	Dec. 15, 2023 shares	Dec. 07, 2023 SFr / shares	Jul. 10, 2023 shares	May 12, 2023 SFr / shares	May 12, 2023 $ / shares	May 12, 2023 SFr / shares	May 04, 2023	May 01, 2023 CHF (SFr) SFr / shares	Sep. 09, 2022 CHF (SFr) SFr / shares shares	Feb. 08, 2022 CHF (SFr)	Mar. 04, 2021 CHF (SFr)	Dec. 28, 2022 CHF (SFr) SFr / shares shares	Dec. 31, 2023 CHF (SFr) SFr / shares shares	Dec. 24, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 24, 2022 CHF (SFr)	Dec. 24, 2021 CHF (SFr)
Loan [Line items]
Pricing of conversion description													the 2022 FiveT Loan (see below), which amended the conversion price of the 2022 FiveT Loan to a fixed price equal to the lower of (a) the mean daily trading volume weighted average price (“VWAP”) of the Company’s common shares on the Nasdaq Stock Market on the 20 trading days preceding the effective date of the FiveT Loan Amendment or (b) 90% of the VWAP on the effective date of the FiveT Loan Amendment. From April 13, 2023 to April 17, 2023, FiveT IM converted the entire 2022 FiveT Loan into an aggregate of 217,050 common shares at an average conversion price of $28.95 per share (CHF 25.69 per share). As a result, the 2022 FiveT Loan is no longer outstanding and has been terminated. The fair value of the embedded derivative in the 2022 FiveT Loan as of December 31, 2022, was zero.
Derivative financial instruments													SFr 181,258	SFr 181,258
Convertible loan agreement amount								SFr 2,500,000	SFr 600,000			SFr 350,000
Interest rate								10.00%	5.00%			5.00%
Convertible Loan Agreement								22 months
Percentage of convertible loan								4.99%
Conversion price per share (in Francs per share) | SFr / shares								SFr 28.4
Common shares (in Shares) | shares	81,274		555,556										81,274
Exercise price per common share (in Francs per share) | SFr / shares		SFr 6.656											SFr 30.76
Cash Plus							3.00%
Weighted average percentage				90.00%	90.00%	90.00%	90.00%
Purchase of warrants (in Shares) | shares									2,085			2,359
warrants exercise share (in Francs per share) | SFr / shares									SFr 144			SFr 89.02
Issuance term									5 years			5 years
Outstanding loan amount											SFr 17.62
Equity amount									SFr 86,744			SFr 48,185
Carrying amount									561,062			SFr 305,873			SFr 4,898,377
Convertible loan per share (in Francs per share) | SFr / shares				SFr 22.4
Percentage of weighted average price (in Dollars per share) | $ / shares					$ 120
Common share per value (in Francs per share) | SFr / shares						SFr 17.62
Convertible loan description													The convertible loan of CHF 5.0 million, as amended (the “2022 FiveT Loan”) carried interest at the rate of 10% per annum and was to mature on May 31, 2023. FiveT IM had the right to convert all or part of the 2022 FiveT Loan, including accrued and unpaid interest, at its option, into common shares, subject to the limitation that FiveT IM own no more than 4.9% of the common shares at any time. On April 13, 2023, the Company and FiveT IM entered into an amendment to the 2022 FiveT Loan (the “2022 FiveT Loan Amendment”), which amended the conversion price of the 2022 FiveT Loan to a fixed price equal to the lower of (a) the mean daily trading volume weighted average price (“VWAP”) of the Company’s common shares on the Nasdaq Stock Market on the 20 trading days preceding the effective date of the FiveT Loan Amendment or (b) 90% of the VWAP on the effective date of the FiveT Loan Amendment. From April 13, 2023 to April 17, 2023, FiveT IM converted the entire FiveT Loan into an aggregate of 217,051 common shares at an average conversion price of $28.95 per share.
Expected volatility													90.70%
Derivative amount										SFr 449,898					SFr 0
Fair value measurement													SFr 449,898
Transaction costs													SFr 807,593
Mr. Meyer lent [Member]
Loan [Line items]
Principal amount									SFr 200,000